Trade and Other Receivables - Summary of Changes in Summary of Changes in Provision for Impairment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 349,725	₩ 327,315
Provision	64,522	82,329
Write-off/transfer	(69,430)	(62,564)
Changes in consolidation scope	(43)	416
Others	(1,036)	2,229
Ending balance	343,738	349,725
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	201,387	204,604
Provision	65,941	23,015
Reversal	(850)	(508)
Write-off/transfer	(49,904)	(25,900)
Changes in consolidation scope	0	(300)
Others	1,969	476
Ending balance	₩ 218,543	₩ 201,387